Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other non-current assets
Pledged financial assets	$ 112	$ 220
Derivatives (including embedded derivatives)	126	186
Investments	57	58
Restricted cash	59	55
Other	178	124
Total Other non-current assets	$ 532	$ 643